Stock-Based Compensation Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	May. 04, 2013	Mar. 04, 2013	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 27, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants of ISO and non-qualified stock options (in shares)			0		110,825
Granted, in shares					46,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value					$ 5,500	$ 300	$ 3,400
Tax Benefit from exercise of stock options, financing activities			$ 3	$ 0	$ 1,536	$ 0	$ 0
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs charged to operations			$ 400	$ 400
Amended Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in the maximum number of shares available under the Plan	210,000	210,000
New maximum number of shares available under the Plan	14,242,061	14,242,061
Number of shares reserved under the Plan			5,230,642		5,230,642
Maximum number of shares available for grant under the Plan			42,446		13,419
Grants of ISO and non-qualified stock options (in shares)					103,950
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New maximum number of shares available under the Plan								8,400,000
Maximum number of shares available for grant under the Plan			8,346,375		8,346,375
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					46,750
Grants of ISO and non-qualified stock options (in shares)					6,875
Granted, in shares					46,750
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, in shares					46,750
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					$ 900